Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2022
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of March 31, 2022 and December 31, 2021 are as follows:

	Balance as of March 31, 2022		Balance as of December 31, 2021
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	30,502	137,095	9,550	206,763
Foreign exchange derivatives instruments	4,075	-	3,410	-
Notes conversion option (Note 14)	-	14,766	-	16,690
Total	34,577	151,861	12,960	223,453